COMMITMENTS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Research and Development Expense [Member]
Operating Leased Assets [Line Items]
Rent expense	$ 100,072	$ 104,724
General and Administrative Expense [Member]
Operating Leased Assets [Line Items]
Rent expense	$ 18,940	$ 18,347